Financial Investment Designated at Fair Value Through OCI	12 Months Ended
Dec. 31, 2021
Disclosure of available-for-sale financial assets [text block] [Abstract]
Financial investment designated at fair value through OCI
9.	Financial investment designated at fair value through OCI

(a)	Movement in financial investment designated at fair value through OCI is as follow:

	2021	2020	2019
	S/(000)	S/(000)	S/(000)

Beginning balance	692	18,224	26,883
Contribution of investment shares	1,779	-	-
Fair value change recorded in other comprehensive income	(1,995)	(17,532)	(8,659)
Ending balance	476	692	18,224

(b)	As of December 31, 2021 and 2020, corresponds to 2,481,397 and 9,148,373 investment shares of Fossal S.A.A. These shares represent 8.40% and 7.76% of equity of Fossal S.A.A., respectively.

The main asset held by Fossal S.A.A. correspondeds to its investment in the company Fosfatos del Pacífico S.A., a pre-operational company that has a diatomite extraction concession and is dedicated to the Fosfatos Project (a project for the exploitation and sale of phosphate rock). The Board of Directors of the company Fosfatos del Pacífico S.A. held on December 30, 2020, considering the longer time it will take for the renewal of the Environmental Impact Study (EIA) of the project and that the current international prices of phosphate rock are lower than the sales prices originally estimated at the beginning of the project, agreed to make the accounting provision due to the total devaluation of the assets related to the Phosphate Project.

The Company has recognized a charge in other comprehensive income for S/1,995,000 related to updating the fair value of the financial investment maintained in Fossal S.A.A. during 2021 (S/17,532,000 and S/8,659,000 during 2020 and 2019 respectively).